Other items from operating activities	12 Months Ended
Dec. 31, 2022
Other items from operating activities
Other items from operating activities

Note 6 Other items from operating activities

6.1 Other income and other expense

For the year ended December 31, (M$)	2022	2021	2020
Gains on disposal of assets	2,244	890	961
Foreign exchange gains	379	227	746
Other	226	195	530
OTHER INCOME	2,849	1,312	2,237

Losses on disposal of assets	(2,613)	(436)	(52)
Foreign exchange losses	(1,023)	(702)	(320)
Amortization of other intangible assets (excl. mineral interests)	(430)	(448)	(343)
Other	(3,278)	(731)	(791)
OTHER EXPENSE	(7,344)	(2,317)	(1,506)

Other income

In 2022, gains on disposal of assets are mainly related to the partial disposal of TotalEnergies’ interest in its subsidiary which owns 50.5% of SunPower and the revaluation of its retained interest which is accounted for using the equity method for $1,461 million in the segment Integrated Gas, Renewables & Power.

In 2021, gains on disposal of assets included the sale of interests in onshore Oil Mining Lease 17 in Nigeria in the Exploration & Production segment, the sale of interests in two portfolios of renewable assets in the Gas Renewables & Power segment, and the sale of a part of TotalEnergies’ investment in Trapil in the Refining & Chemicals and Marketing & Services segments.

In 2020, gains on disposal of assets mainly related to the sale of non-strategic assets in the British North Sea in the Exploration & Production segment, to the sale of TotalEnergies’ interest in the Fos Cavaou regasification terminal in France and the sale of infrastructure assets in the Integrated Gas Renewables & Power segment, as well as to the sale of real estate in Belgium in the Holding segment.

Other expense

In 2022, losses on disposal of assets are mainly related to the recycling in expenses of Exploration & Production, of an amount of $2,384 million representing the accumulated foreign exchange losses accumulated in equity since the acquisition of the Novatek stake and until its deconsolidation date. The heading "Other" notably includes provisions relating to assets in Russia in the Integrated Gas, Renewables & Power and Exploration-Production segments.

In 2021, the losses on disposal were mainly related to the sale of the Utica asset in the United States as well as the sale of interests in non-operated assets and the Cap Lopez oil terminal in Gabon in the Exploration & Production segment. The heading “Other” mainly consists of the restructuring charges in the Exploration & Production, Refining & Chemicals, Marketing & Services and Holding segments for an amount of $288 million, and of the impairment of non-consolidated shares and provision for financial risks for $238 million.

In 2020, the heading “Other” notably consisted of restructuring charges in the Exploration & Production, Integrated Gas Renewables & Power and Refining & Chemicals segments for an amount of $312 million, and of the impairment of non-consolidated shares and loans granted to non-consolidated subsidiaries for an amount of $64 million.

6.2 Other financial income and expense

As of December 31, (M$)	2022	2021	2020
Dividend income on non-consolidated subsidiaries	159	203	160
Capitalized financial expenses	310	134	110
Other	427	425	644
OTHER FINANCIAL INCOME	896	762	914
Accretion of asset retirement obligations	(430)	(449)	(607)
Other	(103)	(90)	(83)
OTHER FINANCIAL EXPENSE	(533)	(539)	(690)

6.3 Other non-current assets

As of December 31, 2022		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,092	(255)	1,837
Other non-current financial assets related to operational activities	250	–	250
Other	301	–	301
TOTAL	2,643	(255)	2,388

As of December 31, 2021		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,364	(257)	2,107
Other non-current financial assets related to operational activities	312	–	312
Other	378	–	378
TOTAL	3,054	(257)	2,797

As of December 31, 2020		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,731	(273)	2,458
Other non-current financial assets related to operational activities	287	–	287
Other	65	–	65
TOTAL	3,083	(273)	2,810
(a)	Excluding loans to equity affiliates.

Changes in the valuation allowance on loans and advances are detailed as follows:

				Currency
	Valuation			translation	Valuation
For the year ended December 31,	allowance as of			adjustment and	allowance as of
(M$)	January 1,	Increases	Decreases	other variations	December 31,
2022	(257)	(27)	11	18	(255)
2021	(273)	(6)	14	8	(257)
2020	(266)	(30)	15	8	(273)